Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (119,384,000)	$ 174,377,000	$ 129,604,000
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation expense	38,388,000	37,414,000	36,166,000
Amortization of intangible assets	27,295,000	27,658,000	24,413,000
Goodwill and Intangible asset impairment	125,092,000	0	0
Inventory reserves	51,917,000	8,171,000	10,093,000
Share-based compensation expense	21,675,000	18,770,000	19,038,000
Earnings from equity investment, net of distributions	(8,044,000)	1,376,000	(1,376,000)
Deferred income taxes	(23,246,000)	(3,270,000)	15,622,000
Deferred loan costs written off	0	0	2,149,000
Provision for doubtful accounts	4,358,000	2,492,000	2,925,000
Other	3,867,000	4,109,000	(1,842,000)
Changes in operating assets and liabilities
Accounts receivable—trade	145,753,000	(44,727,000)	1,188,000
Inventories	344,000	(34,051,000)	23,042,000
Prepaid expenses and other current assets	3,576,000	(4,107,000)	(20,415,000)
Cost and estimated profit in excess of billings	2,215,000	8,742,000	(16,705,000)
Accounts payable, deferred revenue and other accrued liabilities	(111,264,000)	62,772,000	(1,475,000)
Billings in excess of costs and estimated profits earned	(6,629,000)	10,240,000	(11,034,000)
Net cash provided by operating activities	155,913,000	269,966,000	211,393,000
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	(60,836,000)	(38,289,000)	(181,718,000)
Investment in unconsolidated subsidiary	0	0	(112,241,000)
Distribution from unconsolidated subsidiary	0	0	64,228,000
Capital expenditures for property and equipment	(32,291,000)	(53,792,000)	(60,263,000)
Return of investment in unconsolidated subsidiary	0	9,240,000	0
Proceeds from sale of business, property and equipment	1,821,000	12,150,000	964,000
Net cash used in investing activities	(91,306,000)	(70,691,000)	(289,030,000)
Cash flows from financing activities
Borrowings under Credit Facility	94,984,000	15,423,000	404,953,000
Issuance of Senior Notes	0	0	403,250,000
Repayment of long-term debt	(120,077,000)	(98,415,000)	(715,131,000)
Payment of contingent consideration accrued at acquisition	0	0	(11,435,000)
Repurchases of stock	(6,438,000)	(96,632,000)	(4,316,000)
Excess tax benefits from stock based compensation	(8,000)	7,742,000	7,202,000
Proceeds from stock issuance	5,275,000	11,101,000	5,458,000
Payment of capital lease obligation	(673,000)	(1,231,000)	(924,000)
Deferred financing costs	0	(6,000)	(12,003,000)
Net cash provided by (used in) financing activities	(26,937,000)	(162,018,000)	77,054,000
Effect of exchange rate changes on cash	(5,000,000)	(260,000)	(898,000)
Net increase (decrease) in cash and cash equivalents	32,670,000	36,997,000	(1,481,000)
Cash and cash equivalents
Beginning of period	76,579,000	39,582,000	41,063,000
End of period	109,249,000	76,579,000	39,582,000
Supplemental cash flow disclosures
Interest paid	27,870,000	27,628,000	17,977,000
Income taxes paid	19,919,000	55,576,000	41,356,000
Noncash investing and financing activities
Payment of contingent consideration via stock	0	0	4,075,000
Accrued purchases of property and equipment	929,000	765,000	1,526,000
Accrued consideration for acquisition	$ 1,070,000	$ 0	$ 0